Financial Assets And Liabilities - Summary of Impact of Hedged Items on Consolidated Statements of Financial Position (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Dec. 31, 2018
Foreign currency exchange risk [Member] | PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	₱ (332)	₱ (283)
Cost of hedging reserve	8	4
Foreign currency exchange risk [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(34)	50
Cost of hedging reserve	17	16
Foreign currency exchange risk [Member] | Three Hundred Term Loan Member [Member] | PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(273)	(273)
Cost of hedging reserve		4
Foreign currency exchange risk [Member] | Hundred PNB [Member] | PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(11)	(7)
Foreign currency exchange risk [Member] | Two Hundred MUFG Bank Ltd [Member] | PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(48)	(3)
Cost of hedging reserve	8
Foreign currency exchange risk [Member] | Two Hundred Mizuho [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(12)	7
Cost of hedging reserve	5	3
Foreign currency exchange risk [Member] | Hundred Mizuho [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(22)	43
Cost of hedging reserve	12	13
Interest rate risk [member] | PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(11)	129
Interest rate risk [member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(57)	(22)
Interest rate risk [member] | Hundred PNB [Member] | PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(6)	50
Interest rate risk [member] | Two Hundred MUFG Bank Ltd [Member] | PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(1)	55
Interest rate risk [member] | US$50M MBTC [Member] | PLDT [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(4)	24
Interest rate risk [member] | 2014 BTMU US$100M [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(1)	(6)
Interest rate risk [member] | 2014 Mizuho US$50M [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(1)	(2)
Interest rate risk [member] | 2015 Mizuho US$200M [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	(36)	(11)
Interest rate risk [member] | Two Thousand Fifteen Mizuho US Hundred [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve	₱ (19)
Interest rate risk [member] | 2013 Sumitomo US$120M [Member] | Smart [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash flow hedge reserve		₱ (3)